Long-term Debt (Narrative II) (Details) $ in Thousands			1 Months Ended	6 Months Ended
	Jun. 27, 2023 USD ($)	Sep. 30, 2022 USD ($) Vessels	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) Item	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Loan expenses and other				$ 106	$ 203
Outstanding balance				491,066		$ 516,957
Gain on extinguishment of Debt				$ 0	$ (748)
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt	$ 22,500
Debt, number of installments | Item				20
Frequency period				quarterly
Debt, principal payments				$ 1,125
Debt instrument, maturity date				Jun. 27, 2028
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan margin percentage				2.25%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt		$ 197,236
Frequency period				quarterly
Debt, principal payments				$ 3,719
Debt Instrument, Balloon Payment				$ 100,912
Debt instrument, maturity date				Oct. 11, 2027
Repayment of secured loan agreement			$ 21,937
Debt Instrument, Face Amount		$ 200,000
Number of vessels acquired | Vessels		9
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan margin percentage				2.25%